Schedule Of Expected Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Pension
Pension and Other Postretirement Benefits Disclosure [Line Items]
2015	$ 32,025
2016	33,821
2017	35,540
2018	37,217
2019	38,976
Years 2020 - 2024	219,357
Postretirement Benefits
Pension and Other Postretirement Benefits Disclosure [Line Items]
2015	2,770
2016	2,438
2017	2,383
2018	2,293
2019	2,156
Years 2020 - 2024	$ 8,899